Zurich Advantage III

Supplement dated July 31, 2020

to the

Prospectus dated May 1, 2020

Issued By

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

Effective as of September 25, 2020, the American Century VP Income & Growth Fund will be renamed the American Century VP Disciplined Core Value Fund.

Any references in the Prospectus to American Century VP Income & Growth Fund will be replaced with the American Century VP Disciplined Core Value Fund.

This Supplement Should Be Retained with Your Prospectus for Future Reference.

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